Aristotle Floating Rate Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

BANK LOANS - 87.7% (a)	Par	Value
Communications - 0.1%
MH Sub I LLC, Senior Secured First Lien 9.21% (1 mo. SOFR US + 3.75%), 09/15/2024	$1,036,906	$1,039,613
Xplornet Communications, Inc., Senior Secured Second Lien 12.45% (1 mo. SOFR US + 7.00%), 10/01/2029	10,500,000	2,817,202
		3,856,815

Consumer Discretionary - 12.6%
1011778 BC ULC, Senior Secured First Lien 7.60% (1 mo. SOFR US + 2.25%), 09/23/2030	3,750,000	3,756,019
AlixPartners LLP, Senior Secured First Lien 8.21% (1 mo. SOFR US + 2.75%), 02/04/2028	5,969,304	5,989,450
Allied Universal Holdco LLC, Senior Secured First Lien 10.07% (1 mo. SOFR US + 4.75%), 05/14/2028	72,853,402	73,018,416
Alterra Mountain Co., Senior Secured First Lien 8.96% (1 mo. SOFR US + 3.50%), 08/17/2028	4,477,099	4,489,232
Carnival Corp., Senior Secured First Lien 8.32% (1 mo. SOFR US + 3.00%), 08/09/2027	24,358,174	24,449,517
Chariot Buyer LLC, Senior Secured First Lien 8.70% (1 mo. SOFR US + 3.50%), 11/03/2028	39,598,226	39,555,856
ClubCorp Holdings, Inc., Senior Secured First Lien 10.65% (3 mo. SOFR US + 5.00%), 09/18/2026	39,014,995	37,783,682
CNT Holdings I Corp., Senior Secured First Lien 8.80% (3 mo. SOFR US + 3.50%), 11/08/2027	17,604,909	17,661,156
CNT Holdings I Corp., Senior Secured Second Lien 12.05% (3 mo. SOFR US + 6.75%), 11/06/2028	34,871,513	35,056,855
Flynn America LP, Senior Secured First Lien
9.96% (1 mo. SOFR US + 4.50%), 07/29/2028	1,520,373	1,486,165
9.96% (1 mo. SOFR US + 4.50%), 07/29/2028	1,520,373	1,486,165
Mavis Tire Express Services Topco Corp., Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 05/04/2028	4,648,633	4,663,160
MIC Glen LLC, Senior Secured Second Lien 12.20% (1 mo. SOFR US + 6.75%), 10/15/2029	7,185,000	7,005,375
Motion Finco LLC, Senior Secured First Lien
8.90% (3 mo. Term SOFR + 3.25%), 11/04/2026	7,755,705	7,773,000
8.90% (1 mo. Term SOFR + 3.25%), 11/04/2026	1,098,622	1,101,072
PPV Intermediate Holdings II, LLC, Senior Secured First Lien 11.17% (3 mo. SOFR US + 5.75%), 08/31/2029	20,000,000	19,950,000
Spin Holdco, Inc., Senior Secured First Lien 9.62% (3 mo. SOFR US + 4.00%), 03/06/2028	26,974,169	23,814,415
SRS Distribution, Inc., Senior Secured First Lien
8.96% (1 mo. SOFR US + 3.50%), 06/04/2028	49,637,207	49,782,148
8.95% (1 mo. SOFR US + 3.50%), 06/04/2028	2,887,391	2,891,910
Sunset Debt Merger Sub, Inc., Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 10/06/2028	18,707,230	16,807,323
Tacala Investment Corp., Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.25%), 02/05/2027	11,191,976	11,251,741
Tacala Investment Corp., Senior Secured Second Lien 13.46% (1 mo. SOFR US + 8.00%), 02/05/2028	5,105,000	5,106,608
United Airlines, Inc., Senior Secured First Lien 9.21% (1 mo. SOFR US + 3.75%), 04/21/2028	1,994,872	2,004,846
Wand NewCo 3, Inc., Senior Secured First Lien
8.21% (1 mo. SOFR US + 2.75%), 02/05/2026	26,702,080	26,813,962
8.21% (1 mo. SOFR US + 2.75%), 02/05/2026	13,074,558	13,129,340
8.21% (1 mo. SOFR US + 2.75%), 02/05/2026	4,546,859	4,565,910
Whatabrands LLC, Senior Secured First Lien 8.46% (1 mo. SOFR US + 3.25%), 08/03/2028	28,717,504	28,802,221
		470,195,544

Consumer Staples - 4.7%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
9.19% (1 mo. SOFR US + 3.75%), 10/01/2025	30,999,438	29,811,229
10.19% (1 mo. SOFR US + 4.75%), 10/01/2025	7,419,238	7,159,564
Naked Juice LLC, Senior Secured First Lien 8.74% (3 mo. SOFR US + 3.25%), 01/24/2029	30,842,071	29,906,323
Pegasus Bidco BV, Senior Secured First Lien 9.63% (3 mo. Term SOFR + 4.25%), 07/12/2029	8,500,000	8,517,255
Sunshine Luxembourg VII Sarl, Senior Secured First Lien 8.99% (3 mo. SOFR US + 3.75%), 10/02/2026	100,684,450	101,340,913
		176,735,284

Energy - 1.3%
ITT Holdings LLC, Senior Secured First Lien 8.70% (1 mo. SOFR US + 3.25%), 10/05/2030	12,219,375	12,275,401
Medallion Midland Acquisition LP, Senior Secured First Lien 8.86% (1 mo. Term SOFR + 3.50%), 10/18/2028	10,759,373	10,815,107
MRC Global US, Inc., Senior Secured First Lien 8.46% (1 mo. LIBOR US + 3.00%), 09/22/2024	2,481,989	2,486,121
Traverse Midstream Partners LLC, Senior Secured First Lien 9.24% (1 mo. Term SOFR + 3.75%), 02/16/2028	21,212,102	21,273,935
		46,850,564

Financials - 18.6%
Acrisure LLC, Senior Secured First Lien
9.90% (1 mo. LIBOR US + 4.25%), 02/15/2027	70,757,788	71,067,353
9.15% (1 mo. LIBOR US + 3.50%), 02/15/2027	24,636,486	24,629,958
9.83% (3 mo. SOFR US + 4.50%), 11/06/2030	9,250,000	9,284,688
Alliant Holdings Intermediate LLC, Senior Secured First Lien 8.85% (1 mo. SOFR US + 3.50%), 11/06/2030	31,143,763	31,320,971
Apex Group Treasury LLC, Senior Secured First Lien
10.31% (3 mo. SOFR US + 5.00%), 07/27/2028	26,899,893	26,866,268
9.38% (3 mo. SOFR US + 3.75%), 07/27/2028	21,397,368	21,343,874
AssuredPartners, Inc., Senior Secured First Lien
9.07% (1 mo. SOFR US + 3.75%), 02/13/2027	59,595,278	59,903,981
8.85% (1 mo. SOFR US + 3.50%), 02/13/2027	18,125,022	18,188,460
8.96% (1 mo. SOFR US + 3.50%), 02/13/2027	17,357,391	17,422,481
BroadStreet Partners, Inc., Senior Secured First Lien 9.10% (1 mo. SOFR US + 4.00%), 01/26/2029	26,378,500	26,491,136
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien 8.21% (1 mo. SOFR US + 2.75%), 08/21/2025	532,120	532,120
Deerfield Dakota Holding LLC, Senior Secured First Lien 9.14% (3 mo. SOFR US + 3.75%), 04/09/2027	17,557,657	17,425,975
Deerfield Dakota Holding LLC, Senior Secured Second Lien 12.40% (3 mo. SOFR US + 6.75%), 04/14/2028	58,038,937	55,789,928
GTCR W Merger Sub LLC, Senior Secured First Lien 3.75% (1 mo. Term SOFR + 3.00%), 09/20/2030	30,000,000	30,168,750
Howden Group Holdings Ltd., Senior Secured First Lien 8.75% (1 mo. LIBOR US + 3.25%), 11/12/2027	4,613,111	4,629,095
HUB International Ltd., Senior Secured First Lien
9.66% (3 mo. SOFR US + 4.25%), 06/20/2030	111,066,681	111,683,657
9.66% (3 mo. SOFR US + 4.25%), 06/20/2030	278,363	279,909
Hyperion Refinance Sarl, Senior Secured First Lien 9.32% (1 mo. SOFR US + 4.00%), 04/18/2030	36,871,647	37,002,173
IMA Financial Group, Inc., Senior Secured First Lien
9.22% (1 mo. SOFR US + 3.75%), 11/01/2028	7,993,490	8,003,482
9.22% (1 mo. SOFR US + 3.75%), 11/01/2028	5,756,510	5,763,706
NFP Corp., Senior Secured First Lien 8.71% (1 mo. Term SOFR + 3.25%), 02/13/2027	30,277,459	30,469,115
RSC Acquisition, Inc., Senior Secured First Lien
11.04% (3 mo. SOFR US + 5.50%), 10/30/2026	705,411	705,411
11.04% (3 mo. SOFR US + 5.50%), 10/30/2026	705,411	705,411
11.04% (3 mo. SOFR US + 5.50%), 10/30/2026	705,411	705,411
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	31,278,434	31,278,434
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	7,506,762	7,506,762
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	3,019,099	3,019,099
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	2,375,780	2,375,780
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	2,285,615	2,285,615
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	1,330,501	1,330,501
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	1,199,954	1,199,954
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	682,956	682,956
11.04% (3 mo. SOFR US + 5.50%), 11/01/2026	288,171	288,171
Trans Union LLC, Senior Secured First Lien 7.17% (1 mo. SOFR US + 1.75%), 11/16/2026	1,611,209	1,615,157
USI, Inc./NY, Senior Secured First Lien
8.36% (1 mo. SOFR US + 3.00%), 11/22/2029	4,488,750	4,503,136
9.14% (3 mo. SOFR US + 3.75%), 11/22/2029	4,485,892	4,500,269
8.64% (1 mo. SOFR US + 3.25%), 09/27/2030	16,700,704	16,747,633
8.64% (1 mo. SOFR US + 3.25%), 09/27/2030	6,549,296	6,567,699
		694,284,479

Health Care - 8.2%
Bausch + Lomb Corp., Senior Secured First Lien
8.76% (1 mo. SOFR US + 3.25%), 05/10/2027	6,147,491	6,097,574
9.35% (1 mo. SOFR US + 4.00%), 09/29/2028	24,688,125	24,718,985
Curium Bidco Sarl, Senior Secured First Lien
9.89% (3 mo. SOFR US + 4.50%), 07/31/2029	10,818,729	10,825,545
9.89% (3 mo. SOFR US + 4.50%), 07/31/2029	7,041,261	7,045,697
9.89% (3 mo. SOFR US + 4.50%), 07/31/2029	3,128,615	3,130,586
Eyecare Partners LLC, Senior Secured First Lien
9.18% (3 mo. SOFR US + 3.75%), 11/15/2028	4,149,029	2,059,703
9.98% (3 mo. SOFR US + 4.50%), 11/15/2028	2,065,000	1,047,987
Gainwell Acquisition Corp., Senior Secured First Lien 9.49% (3 mo. SOFR US + 4.00%), 10/01/2027	30,955,673	30,181,781
Gainwell Acquisition Corp., Senior Secured Second Lien 13.37% (3 mo. SOFR US + 8.00%), 10/02/2028	14,625,000	14,259,375
Heartland Dental LLC, Senior Secured First Lien 10.33% (1 mo. SOFR US + 5.00%), 04/30/2028	13,073,617	13,069,564
IQVIA, Inc., Senior Secured First Lien 7.39% (1 mo. SOFR US + 2.00%), 01/02/2031	9,500,000	9,550,065
Medline Borrower LP, Senior Secured First Lien 8.46% (1 mo. SOFR US + 3.25%), 10/21/2028	56,257,038	56,604,145
Midwest Veterinary Partners LLC, Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 04/30/2028	19,581,859	19,462,605
Pathway Vet Alliance LLC, Senior Secured First Lien 9.21% (1 mo. Term SOFR + 3.75%), 03/31/2027	63,422,274	56,079,244
Southern Veterinary Partners LLC, Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 10/05/2027	40,410,340	40,334,570
Southern Veterinary Partners LLC, Senior Secured Second Lien 13.20% (1 mo. SOFR US + 7.75%), 10/05/2028	13,725,000	13,722,186
		308,189,612

Industrials - 23.0%
Apple Bidco LLC, Senior Secured First Lien 8.85% (1 mo. SOFR US + 4.00%), 09/25/2028	51,400,823	51,641,893
ASP Blade Holdings, Inc., Senior Secured First Lien 9.65% (3 mo. SOFR US + 4.00%), 10/16/2028	24,659,472	22,116,464
ASP LS Acquisition Corp., Senior Secured First Lien
12.39% (6 mo. SOFR US + 7.00%), 09/29/2027	1,250,000	1,218,750
10.40% (6 mo. SOFR US + 4.50%), 05/07/2028	44,921,122	41,383,583
BCPE Empire Holdings, Inc., Senior Secured First Lien 10.10% (1 mo. SOFR US + 4.75%), 12/23/2028	31,557,774	31,682,111
Crosby US Acquisition Corp., Senior Secured First Lien
10.33% (1 mo. SOFR US + 5.00%), 06/29/2026	61,701,690	61,894,507
10.18% (1 mo. SOFR US + 4.75%), 06/29/2026	15,888,084	15,937,735
Dynasty Acquisition Co., Inc., Senior Secured First Lien 9.35% (1 mo. SOFR US + 4.00%), 08/24/2028	69,630,519	69,897,552
Filtration Group Corp., Senior Secured First Lien 9.71% (1 mo. SOFR US + 4.25%), 10/24/2028	51,105,150	51,392,617
Icebox Holdco III, Inc., Senior Secured First Lien 9.15% (3 mo. SOFR US + 3.75%), 12/22/2028	7,906,108	7,864,600
Kenan Advantage Group, Inc., Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 03/24/2026	6,982,494	6,975,965
LTI Holdings, Inc., Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%), 09/06/2025	24,919,185	24,114,545
10.21% (1 mo. SOFR US + 4.50%), 07/24/2026	3,442,468	3,343,497
PECF USS Intermediate Holding III Corp., Senior Secured First Lien
9.69% (3 mo. SOFR US + 4.25%), 12/15/2028	19,282,467	15,147,728
9.69% (1 mo. SOFR US + 4.25%), 12/15/2028	49,190	38,642
Pro Mach Group, Inc., Senior Secured First Lien
9.46% (1 mo. SOFR US + 4.00%), 08/31/2028	16,448,277	16,516,866
10.45% (1 mo. SOFR US + 5.00%), 08/31/2028	6,517,250	6,549,836
Radwell Parent LLC, Senior Secured First Lien
12.02% (3 mo. SOFR US + 6.53%), 04/01/2029	38,514,454	38,803,313
11.21% (3 mo. SOFR US + 6.53%), 04/01/2029 (c)	5,200,321	5,239,323
Roper Industrial Products Investment Co., Senior Secured First Lien 9.35% (1 mo. SOFR US + 4.00%), 11/22/2029	40,334,697	40,473,448
Spirit AeroSystems, Inc., Senior Secured First Lien 9.62% (3 mo. SOFR US + 4.50%), 01/15/2027	8,477,317	8,516,143
SPX FLOW, Inc., Senior Secured First Lien 9.95% (1 mo. SOFR US + 4.50%), 04/05/2029	30,936,112	31,077,954
Standard Aero Ltd., Senior Secured First Lien 9.35% (1 mo. SOFR US + 4.00%), 08/24/2028	30,194,158	30,309,952
Star US Bidco LLC, Senior Secured First Lien 9.67% (1 mo. SOFR US + 4.25%), 03/17/2027	29,204,453	29,270,163
STS Operating, Inc., Senior Secured First Lien 9.70% (1 mo. Term SOFR + 4.25%), 12/11/2024	500,000	502,188
Titan Acquisition Ltd./Canada, Senior Secured First Lien 8.73% (6 mo. LIBOR US + 3.00%), 03/28/2025	111,077,548	111,066,440
TransDigm, Inc., Senior Secured First Lien
8.64% (3 mo. SOFR US + 3.25%), 02/22/2027	84,316,308	84,775,411
8.64% (3 mo. SOFR US + 3.25%), 08/24/2028	41,742,698	41,985,015
United States Infrastructure Corp., Senior Secured Second Lien 11.94% (1 mo. SOFR US + 6.50%), 05/14/2029	7,915,307	7,366,182
Watlow Electric Manufacturing Co., Senior Secured First Lien 9.38% (3 mo. SOFR US + 3.75%), 03/02/2028	1,948,775	1,952,429
		859,054,852

Materials - 3.2%
Charter Next Generation, Inc., Senior Secured First Lien 9.21% (1 mo. SOFR US + 3.75%), 12/01/2027	275,000	276,591
LABL, Inc., Senior Secured First Lien 10.45% (1 mo. SOFR US + 5.00%), 10/29/2028	42,096,067	40,488,629
Pregis TopCo LLC, Senior Secured First Lien
9.21% (1 mo. SOFR US + 4.00%), 08/03/2026	12,258,591	12,294,386
9.10% (1 mo. SOFR US + 4.00%), 08/03/2026	2,630,304	2,639,563
Pretium PKG Holdings, Inc., Senior Secured Second Lien 12.21% (1 mo. SOFR US + 6.75%), 10/01/2029	8,397,966	3,341,173
Pretium PKG Holdings, Inc., Senior Secured First Lien
9.99% (3 mo. SOFR US + 4.60%), 10/02/2028	20,443,645	16,099,370
10.33% (3 mo. SOFR US + 5.00%), 10/02/2028	7,987,520	7,847,778
Proampac PG Borrower LLC, Senior Secured First Lien
9.88% (3 mo. SOFR US + 4.50%), 09/15/2028	15,702,428	15,751,498
9.88% (3 mo. SOFR US + 4.50%), 09/15/2028	8,534,680	8,561,351
Trident TPI Holdings, Inc., Senior Secured First Lien 10.64% (3 mo. SOFR US + 5.25%), 09/18/2028	11,235,000	11,288,366
		118,588,705

Technology - 16.0%
Applied Systems, Inc., Senior Secured First Lien 9.89% (3 mo. SOFR US + 4.50%), 09/19/2026	43,732,139	43,985,566
Applied Systems, Inc., Senior Secured Second Lien 12.14% (3 mo. SOFR US + 6.75%), 09/19/2027	58,106,754	58,578,871
Central Parent, Inc., Senior Secured First Lien 9.41% (3 mo. SOFR US + 4.00%), 07/06/2029	46,484,013	46,801,034
CoreLogic, Inc., Senior Secured First Lien 8.96% (1 mo. SOFR US + 3.50%), 06/02/2028	8,360,383	8,158,354
CoreLogic, Inc., Senior Secured Second Lien 11.94% (1 mo. Term SOFR + 6.50%), 06/04/2029	24,592,823	22,149,035
Dun & Bradstreet Corp., Senior Secured First Lien 8.19% (1 mo. SOFR US + 2.75%), 02/09/2026	11,092,981	11,129,422
Epicor Software Corp., Senior Secured First Lien
9.10% (1 mo. SOFR US + 3.75%), 07/30/2027	45,250,000	45,702,500
8.71% (1 mo. SOFR US + 3.25%), 07/30/2027	11,584,663	11,639,516
Peraton Corp., Senior Secured First Lien 9.20% (1 mo. SOFR US + 3.75%), 02/01/2028	2,979,703	2,990,877
Peraton Corp., Senior Secured Second Lien 13.23% (3 mo. SOFR US + 7.75%), 02/01/2029	27,269,081	27,196,682
Polaris Newco LLC, Senior Secured First Lien 9.46% (1 mo. SOFR US + 4.00%), 06/05/2028	50,018,931	49,412,451
RealPage, Inc., Senior Secured Second Lien 11.96% (1 mo. SOFR US + 6.50%), 04/23/2029	78,478,525	78,659,025
Sophia LP, Senior Secured First Lien 8.95% (1 mo. SOFR US + 3.50%), 10/07/2027	8,982,143	9,012,323
Sophia LP, Senior Secured Second Lien 13.45% (1 mo. SOFR US + 8.00%), 10/07/2028	31,011,930	31,147,607
UKG, Inc., Senior Secured Second Lien 10.76% (3 mo. SOFR US + 5.25%), 05/03/2027	50,201,714	50,394,489
UKG, Inc., Senior Secured First Lien
9.22% (3 mo. SOFR US + 3.75%), 05/03/2026	59,766,248	59,982,602
10.02% (3 mo. SOFR US + 4.50%), 05/04/2026	41,068,625	41,296,351
		598,236,705
TOTAL BANK LOANS (Cost $3,274,472,543)		3,275,992,560

EXCHANGE TRADED FUNDS - 5.3%	Shares	Value
Invesco Senior Loan ETF	2,374,314	50,287,970
iShares iBoxx $ High Yield Corporate Bond ETF	487,166	37,701,777
SPDR Blackstone Senior Loan ETF	596,105	24,994,683
SPDR Bloomberg High Yield Bond ETF	402,254	38,105,521
SPDR Bloomberg Short Term High Yield Bond ETF	1,836,075	46,158,926
TOTAL EXCHANGE TRADED FUNDS (Cost $191,530,503)		197,248,877

CORPORATE BONDS - 4.3% (b)	Par	Value
Consumer Discretionary - 1.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/2026	29,327,000	29,200,569
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028	7,750,000	7,091,174
4.63%, 06/01/2028	1,250,000	1,137,795
Caesars Entertainment, Inc., 8.13%, 07/01/2027	7,125,000	7,308,711
Merlin Entertainments Ltd., 5.75%, 06/15/2026	9,533,000	9,442,813
		54,181,062

Financials - 2.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/2028	12,275,000	12,565,365
AssuredPartners, Inc., 7.00%, 08/15/2025	54,066,000	54,215,114
NFP Corp.
7.50%, 10/01/2030	4,500,000	4,793,453
8.50%, 10/01/2031	5,000,000	5,422,624
		76,996,556

Technology - 0.8%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029	14,365,000	14,660,825
CoreLogic, Inc., 4.50%, 05/01/2028	15,625,000	13,702,891
		28,363,716
TOTAL CORPORATE BONDS (Cost $159,654,737)		159,541,334

TOTAL INVESTMENTS - 97.3% (Cost $3,625,657,783)		$3,632,782,771
Other Assets in Excess of Liabilities - 2.7%		100,151,841
TOTAL NET ASSETS - 100.0%		$3,732,934,612

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $159,541,334 or 4.3% of the Fund’s net assets.

(c)	All or a portion of this bank loan position is unfunded as of December 31, 2023. The interest rate for fully unfunded term loans is to be determined.